CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Alternative Funds (1933 Act File No. 333-122847; 1940 Act File No. 811-21715) (“Registrant”) hereby certifies (a) that the form of prospectuses that would have been filed under paragraph (c) of Rule 497 with respect to Neuberger Berman Dynamic Real Return Fund, Neuberger Berman Flexible Select Fund, Neuberger Berman Global Allocation Fund, Neuberger Berman Long Short Fund and Neuberger Berman Risk Balanced Commodity Strategy Fund, each a series of the Registrant, would not have differed from the prospectuses contained in Post-Effective Amendment No. 38 to the Registrant’s Registration Statement (“Amendment No. 38”), and (b) that Amendment No. 38 was filed electronically.

Dated: March 5, 2014	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary